Trade Receivables and Trade Payables - Schedule of Allowance for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Allowance for Expected Credit Losses [Line Items]
As of December 31, 2023			RM 27,549	$ 6,156
Charge for the year	RM 649,075	$ 154,083	580,425	129,689
Reversal during the year	(376,000)	(89,258)	(27,549)	(6,156)
As of December 31, 2024			580,425	$ 129,689
As of January 1, 2025	580,425	137,786
As of June 30, 2025	853,500	$ 202,611
ECL – not credit impaired [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
As of December 31, 2023
Charge for the year			95,976
Reversal during the year
As of December 31, 2024			95,976
As of January 1, 2025	95,976
As of June 30, 2025	95,976
ECL – credit impaired [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
As of December 31, 2023			27,549
Charge for the year	649,075		484,449
Reversal during the year	(376,000)		(27,549)
As of December 31, 2024			RM 484,449
As of January 1, 2025	484,449
As of June 30, 2025	RM 757,524